Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Taxation [Abstract]
Schedule of income tax expense
	2021	2020	2019
Deferred income tax expense	(570,730)	(389,384)	(213,355)
Deferred income tax gain	549,110	410,668	407,192
	(21,620)	21,284	193,837

Schedule of effective income tax expense
Reconciliation	2021	2020	2019
Loss before income tax	(17,368,546)	(8,221,449)	(6,825,738)
Income tax at statutory tax rates applicable to results in the respective countries	2,348,057	991,120	854,636
Effect of unrecognized temporary differences	(632,031)	(302,557	89,974
Effect of unrecognized taxable losses	(1,885,486)	(184,881)	(913,309)
Effect of utilization of previously unrecognized taxable losses	—	—	193,155
Effect of impairment of deferred tax assets	(75,375)	—	(131,055)
Effect of previously unrecognized deferred tax asset	—	97,458	20,977
Effect of expenses not considerable for tax purposes	—	(47,894)	(29,549
Effect of changes in local tax legislation and/or local tax rates	—	—	110,758
Effect of impact from application of different tax rates	223,215	(531,962)	(1,750)
Income tax gain/(loss)	(21,620)	21,284	193,837

Schedule of deferred taxes assets and liabilities
Deferred Tax Liabilities	December 31, 2021	December 31, 2020
Intangible assets	(51,914)	(252,174)
Deferred unrealized foreign exchange gains	—	(350,054)
Other receivables	(122,449)	—
Total	(174,363)	(602,228)

Deferred Tax Asset	December 31, 2021	December 31, 2020
Net operating loss (NOL)	31,879	476,363
Total	31,879	476,363
Deferred Tax, net	(142,484)	(125,865)

Schedule of recognized tax benefits deferred tax
Deferred Tax 2021	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Exchange Differences	Closing Balance
Intangible assets	(252,174)	199,056	—	1,204	(51,914)
Deferred unrealized foreign exchange gains	(350,054)	350,054	—	—	—
Other receivables	—	(127,000)	—	4,551	(122,449)
Net operating loss (NOL)	476,363	(443,730)	—	(754)	31,879
Total	(125,865)	(21,620)	—	5,001	(142,484)

Deferred Tax 2020	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(212,844)	(39,330)	—	(252,174)
Deferred unrealized foreign exchange gains	—	(350,054)	—	(350,054)
Derivative financial asset	(26,156)	26,156	—	—
Net operating loss (NOL)	91,851	384,512	—	476,363
Total	(147,149)	21,284	—	(125,865)

Schedule of tax loss carry forwards
	December 31, 2021	December 31, 2020
Within 1 year	28,909,896	19,575,171
Between 1 and 3 years	50,673,943	56,866,795
Between 3 and 7 years	29,007,049	36,701,692
More than 7 years	1,264,262	870,200
Total	109,855,150	114,013,858

Schedule of tax effect of major unrecognized temporary differences and loss
	December 31, 2021	December 31, 2020
Deductible temporary differences
Employee benefit plan	87,149	113,106
Derivative financial instruments	—	36,973
Other accounts payable	344,822	258,303
Stock option plans	—	—
Total potential tax assets	431,971	408,382
Taxable unrecognized temporary differences
Convertible loan	—	19,359
Total unrecognized potential tax liabilities	—	19,359
Offsetting potential tax liabilities with potential tax assets	—	(19,359)
Net potential tax assets from temporary differences not recognized	431,971	389,023
Potential tax assets from loss carry-forwards not recognized	14,271,306	14,896,367
Total potential tax assets from loss carry-forwards and temporary differences not recognized	14,703,277	15,285,390